Supplementary Cash Flow Information - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net (purchases) sales of securities classified as FVTPL
Short term investments	$ 8,033.8	$ (2,816.5)
Bonds	(10,743.0)	5,677.1
Preferred stocks	(25.6)	(249.6)
Common stocks	82.3	778.3
Derivatives and short sales	(96.8)	(677.3)
Net sales of securities classified as FVTPL	(2,749.3)	2,712.0
Changes in operating assets and liabilities
Net decrease (increase) in restricted cash and cash equivalents	102.9	(245.4)
Provision for losses and loss adjustment expenses	1,200.6	1,842.1
Provision for unearned premiums	521.9	395.2
Insurance contract receivables	(555.6)	(428.4)
Recoverable from reinsurers	(954.5)	(1,168.5)
Other receivables	(211.6)	(32.4)
Funds withheld payable to reinsurers	(175.4)	182.0
Accounts payable and accrued liabilities	653.5	174.0
Income taxes payable	(6.2)	46.5
Other	(302.8)	(195.3)
Changes in operating assets and liabilities	272.8	569.8
Net interest and dividends received
Interest and dividends received	668.1	531.9
Interest paid	(285.5)	(277.9)
Net interest and dividends received	382.6	254.0
Net income taxes paid	$ (229.9)	$ (33.4)